Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Gross Notional Amount and Fair Value of Derivative Instruments
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2023			2022
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$184,309	$2,627	$3,044	$–	$–	$–
	Foreign currency swaps	9,055	78	1,518	48	5	–
	Forward contracts	23,461	165	2,672	–	–	–
Cash flow hedges	Interest rate swaps	8,372	20	48	–	–	–
	Foreign currency swaps	1,150	35	181	1,155	40	203
	Forward contracts	–	–	–	–	–	–
	Equity contracts	240	3	–	173	3	–
Net investment hedges	Forward contracts	654	–	16	626	–	28
Total derivatives in qualifying hedge accounting relationships		227,241	2,928	7,479	2,002	48	231
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	103,806	2,361	3,098	268,081	5,751	7,557
	Interest rate futures	9,449	–	–	11,772	–	–
	Interest rate options	5,841	33	–	6,090	98	–
	Foreign currency swaps	33,148	1,873	398	39,667	2,029	1,579
	Currency rate futures	2,581	–	–	2,319	–	–
	Forward contracts	34,080	769	597	45,124	295	4,697
	Equity contracts	19,760	579	115	16,930	363	225
	Credit default swaps	131	3	–	159	4	–
	Equity futures	4,040	–	–	3,813	–	–
Total derivatives not designated in qualifying hedge accounting relationships		212,836	5,618	4,208	393,955	8,540	14,058
Total derivatives		$440,077	$8,546	$11,687	$395,957	$8,588	$14,289

Summary of Gross Notional Amount by Remaining Term to Maturity, Total Fair Values (Including Accrued Interest), Credit Risk Equivalent and Risk Weighted Amount by Contract Type
The following table presents the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 9 (g)).

	Remaining term to maturity
As at December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,189	$603	$573	$6,181	$8,546
Derivative liabilities	1,561	1,982	717	7,427	11,687

	Remaining term to maturity
As at December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$580	$556	$556	$6,896	$8,588
Derivative liabilities	2,656	1,956	1,146	8,531	14,289

The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2023	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$4,645	$20,923	$106,445	$132,013	$5,295	$(6,850)	$(1,555)	$300	$7
Cleared swap contracts	4,634	33,082	126,758	164,474	220	(180)	40	–	–
Forward contracts	17,809	16,182	–	33,991	771	(2,986)	(2,215)	–	–
Futures	9,449	–	–	9,449	–	–	–	–	–
Options purchased	795	1,362	3,684	5,841	33	–	33	8	–
Subtotal	37,332	71,549	236,887	345,768	6,319	(10,016)	(3,697)	308	7
Foreign exchange
Swap contracts	2,110	11,782	29,461	43,353	1,978	(2,179)	(201)	1,087	19
Forward contracts	24,204	–	–	24,204	163	(299)	(136)	19	–
Futures	2,581	–	–	2,581	–	–	–	–	–
Subtotal	28,895	11,782	29,461	70,138	2,141	(2,478)	(337)	1,106	19
Credit derivatives	14	117	–	131	4	–	4	–	–
Equity contracts
Swap contracts	1,452	723	–	2,175	18	(78)	(60)	32	–
Futures	4,040	–	–	4,040	–	–	–	–	–
Options purchased	14,830	2,995	–	17,825	562	(28)	534	215	2
Subtotal	20,336	3,835	–	24,171	584	(106)	478	247	2
Subtotal including accrued interest	86,563	87,166	266,348	440,077	9,044	(12,600)	(3,556)	1,661	28
Less accrued interest	–	–	–	–	498	(913)	(415)	–	–
Total	$86,563	$87,166	$266,348	$440,077	$8,546	$(11,687)	$(3,141)	$1,661	$28

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2022	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$8,817	$19,253	$98,380	$126,450	$5,992	$(8,135)	$(2,143)	$419	$9
Cleared swap contracts	2,494	16,823	122,314	141,631	254	(219)	35	–	–
Forward contracts	14,290	13,926	198	28,414	70	(4,468)	(4,398)	8	–
Futures	11,772	–	–	11,772	–	–	–	–	–
Options purchased	1,199	1,069	3,822	6,090	98	–	98	64	4
Subtotal	38,572	51,071	224,714	314,357	6,414	(12,822)	(6,408)	491	13
Foreign exchange
Swap contracts	2,026	10,475	28,369	40,870	2,067	(1,846)	221	1,166	23
Forward contracts	17,336	–	–	17,336	226	(258)	(32)	89	–
Futures	2,319	–	–	2,319	–	–	–	–	–
Subtotal	21,681	10,475	28,369	60,525	2,293	(2,104)	189	1,255	23
Credit derivatives	15	144	–	159	4	–	4	–	–
Equity contracts
Swap contracts	547	396	–	943	26	(7)	19	24	–
Futures	3,813	–	–	3,813	–	–	–	–	–
Options purchased	12,634	3,526	–	16,160	335	(218)	117	232	2
Subtotal	17,009	4,066	–	21,075	365	(225)	140	256	2
Subtotal including accrued interest	77,262	65,612	253,083	395,957	9,072	(15,151)	(6,079)	2,002	38
Less accrued interest	–	–	–	–	484	(862)	(378)	–	–
Total	$77,262	$65,612	$253,083	$395,957	$8,588	$(14,289)	$(5,701)	$2,002	$38

(1)
Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by the Office of the Superintendent of Financial Institutions (“OSFI”).

(2)	Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Average Rate of the Hedging Instruments in Hedge Relationships
The following table presents the average rate of the hedging instruments in hedge relationships that do not frequently reset:

As at December 31, 2023			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net

Inflation risk
Inflation linked insurance liabilities	Interest rate swaps	CPI rate: 290.13	$87	$459	$7,826	$8,372	$20	$(48)	$(28)
Foreign exchange risk
Fixed rate liabilities	Foreign currency swaps	SGD/CAD: 0.93503	500	–	–	500	35	–	35
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	–	–	650	650	–	(181)	(181)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.22914	–	46	–	46	5	–	5
Equity risk
Stock-based compensation	Equity contracts	MFC price: $26.28	11	229	–	240	3	–	3
Total			$598	$734	$8,476	$9,808	$63	$(229)	$(166)

As at December 31, 2022			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net
Foreign exchange risk
Fixed rate liabilities	Foreign currency swaps	SGD/CAD: 0.93503	$–	$505	$–	$505	$40	$–	$40
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	–	–	650	650	–	(203)	(203)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.22914	–	48	–	48	5	–	5
Equity risk
Stock-based compensation	Equity contracts	MFC price: $25.39	9	164	–	173	3	–	3
Total			$9	$717	$650	$1,376	$48	$(203)	$(155)

Summary of Fair Value and the Fair Value Hierarchy of Derivative Instruments
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2023	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,813	$–	$5,262	$551
Foreign exchange contracts	2,148	–	2,148	–
Equity contracts	582	–	572	10
Credit default swaps	3	–	3	–
Total derivative assets	$8,546	$–	$7,985	$561
Derivative liabilities
Interest rate contracts	$9,176	$–	$6,451	$2,725
Foreign exchange contracts	2,396	–	2,395	1
Equity contracts	115	–	114	1
Total derivative liabilities	$11,687	$–	$8,960	$2,727

As at December 31, 2022	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,919	$–	$5,766	$153
Foreign exchange contracts	2,299	–	2,298	1
Equity contracts	366	–	361	5
Credit default swaps	4	–	4	–
Total derivative assets	$8,588	$–	$8,429	$159
Derivative liabilities
Interest rate contracts	$12,025	$–	$8,689	$3,336
Foreign exchange contracts	2,039	–	2,037	2
Equity contracts	225	–	216	9
Total derivative liabilities	$14,289	$–	$10,942	$3,347

Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in total investment result. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2023	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items (1)	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at FVOCI	$–	$–	$–	$–	$–	$241
Foreign currency and interest rate risk
Debt securities at FVOCI	742	(778)	(36)	9,191	576	(405)
Total assets	$742	$(778)	$(36)	$9,191	$576	$(164)
Liabilities
Interest rate risk
Insurance contract liabilities	$(53)	$185	$132	$29,133	$(2,658)	$2,642
Total liabilities	$(53)	$185	$132	$29,133	$(2,658)	$2,642

For the year ended December 31, 2022	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets (2)
Interest rate risk
Debt securities at FVOCI	$–	$–	$–	$–	$–	$265
Foreign currency and interest rate risk
Debt securities at FVOCI	7	(5)	2	31	7	–
Total assets	$7	$(5)	$2	$31	$7	$265
Total liabilities	$–	$–	$–	$–	$–	$–

(1)
The carrying amounts for hedged items presented are related to hedged items in active hedging relationships as at the reporting date. Out of the $
9,191
related to assets, $
9,160
relates to new hedge relationships designated under IFRS 9 and accordingly
, no
 amounts
related to these new hedge relationships
are presented for the comparative period. Further, $
29,133
related to liabilities are new hedge relationships designated under IFRS 9 and accordingly
, no
 amounts
related to these new hedge relationships
are presented for the comparative period.

(2)	Represents hedge relationships previously designated under IAS 39.

Summary of Detailed Information About Movement in the Entity Cash Flow Hedge Reserve
The table below details the balances in the Company’s cash flow hedge reserve.

As at December 31,	2023	2022
Balances in the cash flow hedge reserve for continuing hedges	$(149)	$(107)
Balances remaining in the cash flow hedge reserve on de-designated hedges	–	–
Total	$(149)	$(107)

Summary of Effects of Net Investment Hedging Relationships
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2023	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$(195)	$195	$195	$–	$–
Forward currency contracts	(1)	1	1	–	–
Total	$(196)	$196	$196	$–	$–

For the year ended December 31, 2022	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$458	$(458)	$(458)	$–	$–
Forward currency contracts	(14)	14	14	–	–
Total	$444	$(444)	$(444)	$–	$–

Summary of Detailed Information about Movement in the Entity Net Investment Hedge Reserve
The table below details the balances in the Company’s net investment hedge reserve.

As at December 31,	2023	2022
Balances in the foreign currency translation reserve for continuing hedges	$59	$(137)
Balances remaining in the net investment hedge reserve on de-designated hedges	–	–
Total	$59	$(137)

Summary of Detailed Information About Reconciliation of Accumulated Other Comprehensive Income Loss Related to Cash Flow Hedges
Reconciliation of accumulated other comprehensive income (loss) related to cash flow hedges

For the year ended December 31, 2023	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$–	$1	$–	$1	$–	$–
Interest rate and foreign exchange risk	(114)	23	16	(107)	–	–
Foreign exchange translation risk	5	(10)	(8)	3	–	–
CPI risk	–	(4)	81	(85)	–	–
Equity price risk	2	40	3	39	–	–
Total	$(107)	$50	$92	$(149)	$–	$–

For the year ended December 31, 2022	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$–	$–	$–	$–	$–	$–
Interest rate and foreign exchange risk	(313)	175	(49)	(89)	–	–
Foreign exchange translation risk	3	33	34	2	–	–
CPI risk	–	–	–	–	–	–
Equity price risk	6	2	6	2	–	–
Total	$(304)	$210	$(9)	$(85)	$–	$–

Summary of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related to Net Investment Hedges
Reconciliation of accumulated other comprehensive income (loss) related to net investment hedges

For the year ended December 31, 2023	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de- designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$(137)	$196	$–	$59	$–	$–

For the year ended December 31, 2022	Accumulated other comprehensive income (loss), beginning of the year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of the year	Reclassification adjustment related to de- designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$307	$(444)	$–	$(137)	$–	$–

Summary of Detailed Information About Cost of Hedging	The following table provides details of the movement in the cost of hedging by hedged risk category.

For the year ended December 31, 2023
Foreign exchange risk
Balance, beginning of year	$(3)
Changes in fair value	5
Amount reclassified to profit or loss	2
Balance, end of year	$–
Foreign exchange and interest rate risk
Balance, beginning of year	$25
Changes in fair value	(8)
Amount reclassified to profit or loss	(1)
Balance, end of year	$18

Summary of Investment Income on Derivatives Not Designated in Qualifying Hedge Accounting Relationships
Investment income (loss) on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2023	2022
Interest rate swaps	$667	$(3,428)
Interest rate futures	57	(431)
Interest rate options	(13)	(258)
Foreign currency swaps	(4)	1,171
Currency rate futures	(22)	(103)
Forward contracts	612	(7,561)
Equity futures	(449)	794
Equity contracts	325	(818)
Total	$1,173	$(10,634)